Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
7.	Commitments and contingencies

Oregon Health & Science University Agreement
On February 20, 2013, Fennec entered into a new exclusive license agreement with Oregon Health & Science University (“OHSU”) for exclusive worldwide license rights to intellectual property directed to STS and its use for chemoprotection, including the prevention of ototoxicity induced by platinum chemotherapy, in humans (the "New OHSU Agreement").

The term of the New OHSU Agreement expires on the date of the last to expire claim(s) covered in the patents licensed to the Company, unless earlier terminated as provided in the agreement. STS is currently protected by methods of use patents that the Company exclusively licensed from OHSU that expire in Europe, Canada and Australia in 2021 and are currently pending in the United States and Japan. The New OHSU Agreement is terminable by either Fennec or OHSU in the event of a material breach of the agreement by either party after 45 days prior written notice. Fennec has the right to terminate the New OHSU Agreement at any time upon 60 days prior written notice and payment of all fees due to OHSU under the New OHSU Agreement.

On May 18, 2015, Fennec negotiated an amendment ("Amendment 1") to the exclusive license agreement with OHSU. Amendment 1 expands the exclusive license agreement signed with OHSU on February 20, 2013 or New OHSU Agreement to include the use of N-acetylcysteine as a standalone therapy and/or in combination with Sodium Thiosulfate ("STS") for the prevention of ototoxicity induced by chemotherapeutic agents to treat cancers. Further, Amendment 1 adjusts select milestone payments entered in the OHSU Agreement including but not limited to the royalty rate on net sales for licensed products, royalty rate from sublicensing of the licensed technology and the fee payable upon the regulatory approval of a licensed product. The term of Amendment 1 under the OHSU Agreement expires on the date of the last to expire claim(s) covered in the patents licensed to Fennec or 8 years, whichever is later. In the event a licensed product obtains regulatory approval and is covered by the Orphan Drug Designation, the parties will in good faith amend the term of the agreement.

Executive Severance
In the event of his termination with us other than for cause, the Company will pay its Chief Executive Officer, Rostislav Raykov, a one-time severance compensation payment equal to 12 months of salary (currently $250). Further, the Company will pay Chief Financial Officer, Robert Andrade, a one-time severance compensation equal to six months salary (currently $95).

Leases
The Company has an operating lease for approximately 350 square feet in Research Triangle Park, North Carolina. This operating lease is terminable with 30 days’ notice and has no penalties or contingent payments due. The Company had office rent expense of $2 during the three month period ended March 31, 2017.

9.	Commitments and Contingencies

Oregon Health & Science University Agreement

On February 20, 2013, Fennec entered into a new exclusive license agreement with Oregon Health & Science University (“OHSU”) for exclusive worldwide license rights to intellectual property directed to thiol-based compounds, including STS and their use in oncology (the "New OHSU Agreement"). OHSU will receive certain milestone payments, royalty on net sales for licensed products and a royalty on any consideration received from sublicensing of the licensed technology.

The term of the New OHSU Agreement expires on the date of the last to expire claim(s) covered in the patents licensed to Fennec, unless earlier terminated as provided in the agreement. STS is currently protected by methods of use patents that the Company exclusively licensed from OHSU that expire in Europe in 2021 and are currently pending in the United States. The New OHSU Agreement is terminable by either Fennec or OHSU in the event of a material breach of the agreement by either party after 45 days prior written notice. Fennec also has the right to terminate the New OHSU Agreement at any time upon 60 days prior written notice and payment of all fees due to OHSU under the New OHSU Agreement.

On May 18, 2015, Fennec negotiated an amendment ("Amendment 1") to the exclusive license agreement with OHSU. Amendment 1 expands the exclusive license agreement signed with OHSU on February 20, 2013 ("OHSU Agreement") to include the use of N-acetylcysteine as a standalone therapy and/or in combination with STS for the prevention of ototoxicity induced by chemotherapeutic agents to treat cancers. Further, Amendment 1 adjusts select milestone payments entered in the OHSU Agreement including but not limited to the royalty rate on net sales for licensed products, royalty rate from sublicensing of the licensed technology and the fee payable upon the regulatory approval of a licensed product.

The term of Amendment 1 under the OHSU Agreement expires on the date of the last to expire claim(s) covered in the patents licensed to Fennec or 8 years, whichever is later. In the event a licensed product obtains regulatory approval and is covered by the Orphan Drug Designation, the parties will in good faith amend the term of the agreement. STS is currently protected by methods of use patents that the Company exclusively licensed from OHSU that expire in Europe in 2021 and are currently pending in the United States. The New OHSU Agreement is terminable by either Fennec or OHSU in the event of a material breach of the agreement by either party after 45 days prior written notice. Fennec also has the right to terminate the New OHSU Agreement at any time upon 60 days prior written notice and payment of all fees due to OHSU under the New OHSU Agreement.

Executive Severance

In the event of his termination with us other than for cause, the Company will pay its Chief Executive Officer, Rostislav Raykov, a one-time severance compensation payment equal to 12 months of salary (currently $250). Further, the Company will pay Chief Financial Officer, Robert Andrade, a one-time severance compensation equal to 6 months’ salary (currently $95).